Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2025	Jun. 30, 2024	Jul. 20, 2023
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized			900,000,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	37,971,245	34,401,887
Common stock, shares outstanding	37,971,245	34,401,887
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	15,598,113	15,598,113
Common stock, shares outstanding	15,598,113	15,598,113